Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

www.faegredrinker.com

March 27, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: SEG Partners Long/Short Equity Fund (Registration Nos. 333-283244; 811-24024) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment No. 2 to the registration statement on Form N-2 of the Fund (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the pre-effective amendment is to respond to comments received from the Staff on the Fund’s registration statement on Form N-2 filed on February 3, 2025 and to complete various parts of the Fund’s disclosure.

Subject to the Staff’s approval, it is the Fund’s intent that the Registration Statement become effective on April 1, 2025 or as soon thereafter as practicable. We will file a formal request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments may be directed to the undersigned at (312) 569-1107 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ David Williams
David Williams